CONSOLIDATED STATEMENTS OF CASH FLOWS (PARENTHETICAL) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net fair value of assets acquired and liabilities assumed:
Redeemable non-controlling interest		$ (1,533)
Total payments for acquisition, net of cash acquired		385
ESC BAZ Ltd. [Member]
Net fair value of assets acquired and liabilities assumed:
Net assets (excluding cash and cash equivalents)		1,222
Adjustment to deferred revenue		20
Deferred tax liability, net		(80)
Goodwill		255
Redeemable non-controlling interest		(1,533)
Total payments for acquisition, net of cash acquired		385
ESC BAZ Ltd. [Member] | Customer Relationships [Member]
Net fair value of assets acquired and liabilities assumed:
Intangible assets		164
ESC BAZ Ltd. [Member] | Technology [Member]
Net fair value of assets acquired and liabilities assumed:
Intangible assets		190
ESC BAZ Ltd. [Member] | Backlog [Member]
Net fair value of assets acquired and liabilities assumed:
Intangible assets		$ 147